Summary of Significant Accounting Policies - Product warranties, current and non-current and Revenue recognition, government grants (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Summary of Significant Accounting Policies
Accrued warranty	¥ 1,594,312		¥ 842,345	¥ 233,366
Including: Accrued warranty, current	141,832		154,276
Accrued warranty, non-current	1,452,480		688,069
Revenues	¥ 45,286,816	$ 6,565,971	27,009,779	¥ 9,456,609
Revenue, Practical Expedient, Incremental Cost of Obtaining Contract [true false]	true	true
Other noncurrent liabilities	¥ 2,142,462		802,259		$ 310,628
Government subsidies
Summary of Significant Accounting Policies
Other noncurrent liabilities	431,735		¥ 0
Automotive Regulatory Credits
Summary of Significant Accounting Policies
Revenues	¥ 0